Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Program surplus		$ 314	$ 263
Pension obligations		138	262
Other long-term tax liabilities		344	340
Deferred employee compensation and benefits		147	129
Self-insurance reserves		81	80
Guarantee liability		51	57
Other		74	310
Other Liabilities, Noncurrent	$ 1,145	$ 1,149	$ 1,441